Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Advances to Suppliers, Net [Abstract]
Advances for products and services	$ 1,246,130	$ 1,030,020
Less: allowance for expected credit losses	(254,612)	(113,202)
Advances to suppliers, net	$ 991,518	$ 916,818